Investment in Securities	9 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Investment in Securities
8.	Investment in Securities
Investment in securities as of March 31, 2019 and December 31, 2019 consists of the following:

	Millions of yen
	March 31, 2019	December 31, 2019
Equity securities *	¥549,047	¥537,004
Trading debt securities	1,564	1,371
Available-for-sale debt securities	1,264,244	1,576,349
Held-to-maturity debt securities	114,061	113,880

Total	¥1,928,916	¥2,228,604

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥306,524 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,556 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥5,997 million as of March 31, 2019 and December 31, 2019, respectively.

Gains and losses realized from the sale of equity securities and net unrealized holding gains (losses) on equity securities are included in gains on investment securities and dividends, life insurance premiums and related investment income, and write-downs of securities. For further information, see Note 17 “Life Insurance Operations.” Net unrealized holding gains (losses) on equity securities held as of December 31, 2018 were losses of ¥4,944 million and ¥7,547 million, respectively, for the nine and three months ended December 31, 2018. Net unrealized holding gains (losses) on equity securities held as of December 31, 2019 were gains of ¥34,529 million and ¥22,522 million, respectively, for the nine and three months ended December 31, 2019, which did not include net unrealized holding gains (losses) on the both investment funds above mentioned.
Equity securities include
non-marketable
equity securities and preferred equity securities, etc. elected for the measurement alternative. Upward or downward adjustments resulting from observable price changes are included in gains on investment securities and dividends and life insurance premiums and related investment income. Impairments are included in write-downs of securities. The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and December 31, 2019, and for the nine and three months ended December 31, 2018 and 2019.

	Millions of yen
	March 31, 2019			Nine months ended December 31, 2018		Three months ended December 31, 2018
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(151)	¥0	¥0	¥0

	Millions of yen
	December 31, 2019			Nine months ended December 31, 2019		Three months ended December 31, 2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥37,137	¥(1,495)	¥61	¥(38)	¥43	¥0	¥5

Gains and losses realized from the sale of trading debt securities and net unrealized holding gains (losses) on trading debt securities are included in gains on investment securities and dividends. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2018 were gains of ¥102 million and ¥123 million, respectively, for the nine and three months ended December 31, 2018. Net unrealized holding gains (losses) on trading debt securities held as of December 31, 2019 were losses of ¥7 million and ¥74 million, respectively, for the nine and three months ended December 31, 2019.
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2019 and December 31, 2019, these investments were fair valued at ¥5,811 million and ¥5,997 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign government bond securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign government bond securities. As of March 31, 2019 and December 31, 2019, these investments were fair valued at ¥420 million and ¥790 million, respectively.
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the foreign corporate debt securities and the derivatives used to reduce the risks of fluctuations in market interest rates and exchange rates on these foreign corporate debt securities. As of March 31, 2019 and December 31, 2019, these investments were fair valued at ¥21,136 million and ¥18,796 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2019 and December 31, 2019 are as follows:
March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

December 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥578,705	¥21,685	¥(9,155)	¥591,235
Japanese prefectural and foreign municipal bond securities	234,273	4,639	(624)	238,288
Corporate debt securities	588,853	9,187	(3,285)	594,755
CMBS and RMBS in the Americas	56,764	2,538	(1,340)	57,962
Other asset-backed securities and debt securities	92,338	3,369	(1,598)	94,109

	1,550,933	41,418	(16,002)	1,576,349

Held-to-maturity debt securities:
Japanese government bond securities and other	113,880	30,642	0	144,522

	¥1,664,813	¥72,060	¥(16,002)	¥1,720,871

The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019 and December 31, 2019, respectively:
March 31, 2019

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

December 31, 2019
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥86,920	¥(2,228)	¥153,775	¥(6,927)	¥240,695	¥(9,155)
Japanese prefectural and foreign municipal bond securities	71,088	(623)	220	(1)	71,308	(624)
Corporate debt securities	152,919	(1,351)	23,731	(1,934)	176,650	(3,285)
CMBS and RMBS in the Americas	8,700	(273)	8,715	(1,067)	17,415	(1,340)
Other asset-backed securities and debt securities	13,573	(254)	26,723	(1,344)	40,296	(1,598)

	¥333,200	¥(4,729)	¥213,164	¥(11,273)	¥546,364	¥(16,002)